OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related expenses	$ 14,485	$ 13,570
Income taxes including the provision for uncertain tax positions	650	740
Professional services	1,748	1,497
Warranties	4,985	5,389
VAT, sales and consumptions taxes	1,137	1,462
Commissions (external)	617	473
Royalties	1,413	1,363
Fair value of financial derivatives	808	461
Accrued expenses	13,570	11,416
Total other accounts payable and accrued expenses	$ 39,413	$ 36,371